Cover Page Cover Page	Mar. 20, 2023
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 20, 2023
Entity Registrant Name	ASHFORD INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-36400
Entity Tax Identification Number	84-2331507
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	490-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	The Company is filing this Amendment No. 1 to the Initial Form 8-K to include the statement of assets acquired and liabilities assumed required to be filed under Item 9.01 of Form 8-K. The disclosure included in the Initial Form 8-K otherwise remains unchanged.
Entity Central Index Key	0001604738
Amendment Flag	true
Common Stock
Entity Information [Line Items]
Trading Symbol	AINC
Security Exchange Name	NYSEAMER
Title of 12(b) Security	Common Stock
Preferred Stock Purchase Right
Entity Information [Line Items]
Security Exchange Name	NYSEAMER
No Trading Symbol Flag	true
Title of 12(b) Security	Preferred Stock Purchase Rights